Organization and principal activities (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Chromarie International Limited and Subsidiaries

Details of Chromarie International Limited and its subsidiaries (the “Company”) as of March 31, 2026 are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Chromarie International Limited (“Chromarie Cayman”)	May 7, 2025	Cayman Islands	Parent	Holding company
Chromarie Technology Holdings Ltd. (“Chromarie BVI”)	June 16, 2025	British Virgin Islands	100	Holding company
Chromarie Pearlescent Technology Limited (“Chromarie Hong Kong”)	July 7, 2025	Hong Kong, China	100	Holding company
Chromarie Technology Development (Henan) Co., Ltd. (“Chromarie WFOE”)	July 31, 2025	Henan, China	100	Holding company
Henan Lingbao New Materials Technology Co., Ltd. (“Henan Lingbao”)	February 4, 2004	Henan, China	99	Production and sale of pigments, powder coatings, and industrial intermediates
Henan Hongbang New Materials Technology Co., Ltd. (“Henan Hongbang”)	August 2, 2024	Henan, China	100	Sale of pigments, powder coatings, and industrial intermediates